FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period			$ (9,115)
Additions			(373)
Payments			996
Remeasurement loss	$ (136)	$ (18)	(152)	$ 37
Foreign exchange impact			293
Balance at end of period	$ (8,351)		$ (8,351)